Related Party Transactions (Tables)	6 Months Ended
Jul. 31, 2013
Tables/Schedules [Abstract]
Schedule of Related Party Transactions
	July 31, 2013	January 31, 2013
Related party loans
Loans to the Company	$61,370	$194,824
Notes payable for accrued compensation	273,000	273,000
Total related party loans	334,370	467,824
Related party payable
Accrued compensation	128,000	6,000
Reimbursable expenses	(9,056)	37
Total related party payable	118,944	6,037
Total related party transactions	$453,314	$473,861